Significant Transactions (10-K) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended	6 Months Ended									6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 AMM [Member]	Dec. 31, 2011 AMM [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member] Before Contract Termination [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member] Before Contract Termination [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member] After Contract Termination [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member] After Contract Termination [Member]	Dec. 31, 2011 LMTK Holdings [Member]	Dec. 31, 2010 LMTK Holdings [Member]	Apr. 06, 2011 SAGA, SpA [Member]	Dec. 31, 2010 SAGA, SpA [Member]	Dec. 31, 2011 Former Chairman [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 30, 2012 Unsecured bridge promissory note [Member]	Apr. 25, 2012 Unsecured bridge promissory note [Member]	Mar. 31, 2012 Unsecured bridge promissory note [Member]	Mar. 28, 2012 Unsecured bridge promissory note [Member]	Feb. 27, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]	Oct. 10, 2011 Unsecured bridge promissory note [Member]	Oct. 10, 2011 Promissory Note Due August 5, 2012 [Member]	Jun. 30, 2012 Promissory Note Due August 5, 2012 [Member] AMM [Member]	Dec. 31, 2011 Promissory Note Due August 5, 2012 [Member] AMM [Member]	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Dec. 31, 2010 SAGA Promissory Note [Member] SAGA, SpA [Member]	Jun. 30, 2012 Private Placement [Member] Convertible Notes Payable [Member]	Jun. 30, 2012 Private Placement [Member] Convertible Notes Payable [Member] Warrant [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Warrant [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Secured Convertible Promissory [Member]
Debt Instrument [Line Items]
Notes maturity date																				Sep. 01, 2013									Aug. 05, 2012		Oct. 10, 2012	Oct. 10, 2012	Oct. 10, 2012			Sep. 01, 2013
Note issuance date																																				Jul. 02, 2012
Note convertible conversion price (in dollars per share)																																				$ 0.352				$ 0.22
Note payment terms																																				The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.
Notes arithmetic average percentage (in hundredths)																																				87.50%
Note date of first required payment																																				Oct. 01, 2012
Minimum average daily trading volume during measurement period																																				$ 250
Minimum average daily trading volume during measurement period including exception																																				150,000
Common stock, issued (in shares)	191,852,906		191,852,906		134,467,554	93,695,375																															18,750,000	30,000,000	15,000,000
Warrants exercise price (in dollars per share)																																					$ 0.384		$ 0.22
Arithmetic average of lowest weighted average prices of common stock (in hundredths)																																					87.50%
Trading days																																					20 days
Trading day preceding reset date																																					2 days
Warrants expiration date																																					Jul. 02, 2017		Jun. 01, 2017
Common stock per share (in dollars per share)																																						$ 0.10
Proceeds from issuance of common stocks			3,000,000	0			720,000	720,000		3,000,000					100,000	100,000													200,000	200,000								3,000,000
Beneficial ownership percentage (in hundredths)																			5%
Conversion price (in dollars per share)																																				$ 0.352				$ 0.22
Issue price (in dollars per share)																																						$ 0.31
Advances																																								1,000,000
Additional advances																																								1,000,000
Manufacturing contract costs (in dollars per share)																																						$ 0.21
Operating Expenses	7,518,000	1,711,000	8,663,000	3,061,000	7,076,000	8,430,000																																6,300,000
Warrants fair value																																							4,260,000
Expected life in years (in years)					4 days																																		5 years
Volatility (in hundredths)					82.00%	150.00%																																	151.00%
Risk-free interest rate (in hundredths)					1.00%																																		0.65%
Dividend rate (in hundredths)					0.00%	0.00%																																	0.00%
Expenses related to warrant liability																																							174,000
Deferred finance costs																																								1,355,000
Stock issuance costs																																								2,905,000
Aggregate purchase price									3,000,000
Equity method investment, ownership percentage (in hundredths)											72.86%	72.86%	0.67%	0.67%
Interest rate on notes, stated percentage (in hundredths)																					8.00%						8.00%		8.00%	8.00%		8.00%		8.00%		8.00%				6.00%
Allegation description																																			SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3.2 million for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").
Consideration paid to SAGA																	2,800,000
Restricted Shares Issued For Legal Settlement (in shares)																	4,496,429
Settlement and legal fees accrued																		3,100,000
Trailing day																	30 days
Notes principal amount																					1,050,000	300,000	750,000	350,000	200,000	200,000		1,712,000				1,712,000		1,712,000		12,000,000				2,000,000
Repayments of promissory note																																$ 1,743,000